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1933 Act Rule 497(e)

1933 Act File No. 333-96461

1940 Act File No. 811-09813

June 23, 2014

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Scout Funds (“Registrant”)

File Nos. 333-96461 and 811-09813

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933 (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus supplement filed pursuant to Rule 497(e) under the 1933 Act on June 2, 2014 (Accession Number: 0001609006-14-000005), for the Scout Emerging Markets Fund series of the Registrant.

Please direct questions or comments relating to this filing to me at (215) 564-8521.

Very truly yours,

/s/ J. Stephen Feinour, Jr.

J. Stephen Feinour, Jr., Esquire

cc: Michael P. O’Hare, Esquire